Expense Example, No Redemption (Vanguard Total Bond Market II Index Fund Institutional)	Vanguard Total Bond Market II Index Fund Vanguard Total Bond Market II Index Fund - Institutional Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	5
3 YEAR	16
5 YEAR	28
10 YEAR	64